UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414/299-2000



November 2, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:   UMB Scout Funds (multi-series) (File Nos. 333-96461; 811-9813)


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the form of combined Prospectus and Statement of Additional Information and Prospectus and Statement of Additional Information for UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund that would have been filed under Rule 497(c) do not differ from that contained in the Registration Statement on Form N-1A which was filed with the Commission on October 28, 2005.

Please contact the undersigned if you have any questions concerning this filing.

Sincerely,


/s/Lesli Hosford McLinden
Senior Counsel